Subsidiaries and non-controlling interests	12 Months Ended
Dec. 31, 2024
Subsidiaries And Non-Controlling Interests [Abstract]
Subsidiaries and non-controlling interests	Subsidiaries and non-controlling interests
Details of the significant subsidiaries within the Group are as follows:

Name of subsidiaries	Country of incorporation/ operation	Ownership interests held by the Group
		2024	2023
		%	%
Grab Holdings Inc.	Cayman	100	100
Grab Inc.	Cayman	100	100
A2G Holdings Inc.	Cayman	100	100
Jaya Grocer Holdings Sdn. Bhd.	Malaysia	75	75
GrabCar Pte. Ltd.	Singapore	100	100
Non-controlling interest
During 2024, the Group acquired additional holdings in subsidiaries offering mobility, delivery and financial services, increasing holdings in those subsidiaries.

(in $ millions)	$
Carrying amount of non-controlling interests acquired	50
GHL Class A ordinary shares issued as consideration for acquisition of non-controlling interests	(486)
Exercise of conversion options by non-controlling interests	243
Consideration paid to non-controlling interests	(60)
Decrease in equity attributable to owners of the Company recognized in accumulated losses	(253)
There is no subsidiary that has a material non-controlling interest to the Group for the year ended December 31, 2024 and 2023.